Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 1,249,153	$ 981,151	$ 1,445,127	$ 1,112,895
Less net unamortized debt issue costs	(12,943)		(17,946)
Long-term debt	1,236,210		1,427,181
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	95,041	74,650
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	896	704
Long-term debt, gross	12,474	9,797
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross			117,678	90,625
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	363,782	285,734	447,792	344,845
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	335,099	263,205	399,545	307,690
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 442,757	$ 347,765	$ 480,112	$ 369,735